Business Combinations - Schedule of Pro Forma Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Net loss			$ (33,382)
Retrofit
Business Acquisition [Line Items]
Revenue			69,939	$ 34,261
Net loss			$ (35,002)	$ (21,621)
myStrength
Business Acquisition [Line Items]
Revenue	$ 120,202	$ 50,034
Net loss	$ (47,580)	$ (25,219)